Concentration of Credit Risk (Tables)	12 Months Ended
Jun. 30, 2025
Concentration of Credit Risk [Abstract]
Schedule of Concentration of Credit Risk

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenues.

	For the years ended June 30,
	2025	2024	2023
Percentage of the Group’s total revenues
Customer A	46.27%	*	*
Customer B	32.76%	96.77%	12.84%
Customer C	16.03%	*	*
Customer D	*	*	25.41%
Customer E	*	*	19.76%
Customer F	*	*	19.70%
Customer G	*	*	15.34%
*	represents percentage less than 10%

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:

	As of June 30,
	2025	2024
Percentage of the Group’s accounts receivable from
Customer C	73.98%	*
Customer B	22.65%	95.64%
Customer F	*	*
*	represents percentage less than 10%

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total purchase:

	For the years ended June 30,
	2025	2024	2023
Percentage of the Group’s total purchase
Supplier A	44.35%	*	*
Supplier B	15.35%	51.61%	*
Supplier C	11.32%	*	*
Supplier D	10.30%	*	*
Supplier E	*	28.15%	*
Supplier F	*	*	51.40%
Supplier G	*	*	10.68%
*	represents percentage less than 10%
**	Supplier A and Customer B are the same party.

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total accounts payable:

	As of June 30,
	2025	2024
Percentage of the Group’s accounts payable to
Supplier C	71.51%	*
Supplier E	10.90%	13.56%
Supplier A	10.68%	*
Supplier H	*	19.31%
Supplier I	*	12.97%
Supplier J	*	10.13%
*	represents percentage less than 10%
**	Supplier A and Customer B are the same party.